Additional financial information (Tables)	12 Months Ended
Dec. 31, 2023
Additional financial information
Schedule of additional information for statements of financial position

As at December 31 (millions)	2023	2022
Other long-term assets
Prepaid lease deposits and other	$21	$20
Other	4	7
	$25	$27
Accounts payable and accrued liabilities
Trade accounts payable	$37	$39
Accrued liabilities	103	110
Payroll and other employee-related liabilities	135	129
Advance billings	4	5
Other	11	6
	$290	$289

Schedule of operating activities and investing activities

Years Ended December 31 (millions)	2023	2022	2021
Net change in non-cash operating working capital
Accounts receivable	$3	$(26)	$(124)
Due to and from affiliated companies, net	86	17	36
Prepaid expenses	—	6	(13)
Other long-term assets	2	6	1
Accounts payable and accrued liabilities	(45)	(27)	56
Income and other taxes receivable and payable, net	(2)	(1)	(10)
Advance billings and customer deposits	—	—	—
Provisions	2	—	—
Other long-term liabilities	(3)	(1)	(15)
	$43	$(26)	$(69)
Cash payments for capital assets
Capital asset additions
Capital expenditures
Property, plant and equipment, excluding right-of-use assets	$(79)	$(92)	$(93)
Intangible assets	(14)	(12)	(8)
	(93)	(104)	(101)
Change in associated non-cash investing working capital	4	(1)	2
	$(89)	$(105)	$(99)

Schedule of changes in liabilities arising from financing activities

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2023 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$742	$1,161	$(440)	$—	$—	$1,463
Debt assumed from acquisitions	—	—	(89)	—	89	—
Lease liabilities	236	—	(84)	9	137	298
Deferred debt transaction costs	(14)	—	—	—	3	(11)
	$964	$1,161	$(613)	$9	$229	$1,750

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2022 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$941	$411	$(610)	$—	$—	$742
Lease liabilities	215	—	(72)	(7)	100	236
Deferred debt transaction costs	(8)	—	(8)	—	2	(14)
	$1,148	$411	$(690)	$(7)	$102	$964

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2021 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$1,568	$71	$(698)	$—	$—	$941
Lease liabilities	209	—	(67)	(3)	76	215
Deferred debt transaction costs	(11)	—	—	—	3	(8)
	$1,766	$71	$(765)	$(3)	$79	$1,148